Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2018
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Six months ended June 30, 2018
	Unaudited
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	1,847,500	$1.91	8.88	$2,159
Granted	500,000	2.32	-	-
Exercised	(84,375)	0.9	-	-

Outstanding at the end of the period	2,263,125	$2.04	8.96	$2,354

Exercisable	508,750	$1.03	8.19	$1,045

Schedule of Recognized Stock-based Compensation

During the six months period ended June 30, 2018, the Company recognized compensation expenses related to employees and service providers stock option in the amount of $400, as follows:

	Six months ended June 30,
	2018	2017
	Unaudited

Cost of revenues	73	40
Marketing and selling	94	2
General and administrative	233	207
	400	249